Executive Retirement Plan - (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2023
Executive Retirement Plan
Defined Benefit Plan, Plan Name [Extensible Enumeration]		dac:ExecutiveRetirementPlanMember
Discount rate	3.80%
Period considered to determine discount assumption	10 years
Maximum percentage of salary escalation	4.50%
Prior service cost arising from the retrospective recognition of past service recognized in the Other Comprehensive Income		$ 14,184
Prior service cost exercised		7,808
Accumulated benefit obligation		$ 3,000
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Nonoperating Income (Expense)
Weighted average duration of the defined benefit obligation		8 years 1 month 6 days
Expected future benefit Paid in 2025		$ 700
Expected future benefit Paid in 2030		2,800
Forecast
Executive Retirement Plan
Prior service cost expected to be reclassified in the year ending December 31, 2023			$ 700
Projected periodic benefit cost expected in the year ending December 31, 2023			$ 800
Minimum
Executive Retirement Plan
Retirement age assumption to calculate projected benefit obligation	65 years
Maximum
Executive Retirement Plan
Retirement age assumption to calculate projected benefit obligation	74 years
Other long-term liabilities
Executive Retirement Plan
Defined benefit obligation		$ 6,400